Convertible Promissory Notes: Convertible Debt (Details) - USD ($)	3 Months Ended								6 Months Ended				12 Months Ended								21 Months Ended
	Sep. 30, 2017	[1]	Mar. 31, 2017	[1]	Sep. 30, 2016	[1]	Mar. 31, 2016		Sep. 30, 2017	[1]	Sep. 30, 2016	[1]	Mar. 31, 2017		Dec. 31, 2016	[1]	Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2017
Details
Accreted Value of Convertible Promissory Notes							$ 957,495										$ 957,495		$ 783,778
Convertbile Promissory Note Face Value							175,000
Discount Recognized due to Embedded Derivatives							(74,855)
Accretion expense			$ 276,375		$ 473,552		$ 73,572	[1]	$ 879,416		$ 594,083		$ 1,177,674	[1]	$ 974,871		$ 133,447	[1]	$ 59,875	[1]	$ 585,200
Accretion Expense, Including Loss on Conversion													411,483
Conversion of Notes Transferred to Equity													$ (1,368,978)								$ (1,368,978)

[1]	See Notes to Financials